SHAREHOLDERS' DEFICIT (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 26, 2023
Class of Stock [Line Items]
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares outstanding	0	0	0
Preference shares, shares issued	0	0	0
Visiox Pharmaceuticals, Inc. [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common shares, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.0001
Common stock, shares outstanding	0	0	0
Capital stock shares authorized	160,000,000	160,000,000
Cumulative dividends percentage	8.00%		8.00%
Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Preference shares, shares authorized	20,000,000	20,000,000
Preference shares, par value	$ 0.001	$ 0.001
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	7,187,500	7,187,500	0
Class A Ordinary Shares Subject To Possible Redemption [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding	1,803,729	1,803,729	28,750,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	0	0	7,187,500
Convertible Stock Conversion Ratio	20.00%	20.00%
Common Stock, Voting Rights		one
Common Class A Not Subject To Redemption [Member]
Class of Stock [Line Items]
Common stock, shares outstanding		7,187,500	0
Temporary Equity, Shares Outstanding		1,803,729	28,750,000
Series A Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Class of Stock [Line Items]
Preference shares, shares authorized	20,000,000	20,000,000	0
Preference shares, par value	$ 0.001	$ 0.001	$ 0.001
Preference shares, shares outstanding	1,931,287	1,931,287	0
Preference shares, shares issued	1,931,287	1,931,287	0
Series A Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member] | 33 Stockholders [Member]
Class of Stock [Line Items]
Preference shares, shares outstanding	1,931,287	1,931,287
Preference shares, shares issued		1,931,287
Series B Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Class of Stock [Line Items]
Preference shares, shares authorized	20,000,000	20,000,000	0
Preference shares, par value	$ 0.001	$ 0.001	$ 0.001
Preference shares, shares outstanding	11,068,637	11,068,637	0
Preference shares, shares issued	11,068,637	11,068,637	0
Series B Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member] | 3 Stockholders [Member]
Class of Stock [Line Items]
Preference shares, shares outstanding	10,935,077	11,068,637
Preference shares, shares issued		11,068,637